Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits
Schedule of long-term employee benefits

	At December 31,
(Euro thousands)	2024	2023
Post-employee benefits	12,838	13,596
Other long-term employee benefits	4,402	4,376
Total long-term employee benefits	17,240	17,972

	Defined-benefit	Defined-benefit	Other long-term
(Euro thousands)	plan in Italy (TFR)	plans in Austria	employee benefits	Total
At January 1, 2023	2,361	10,182	2,585	15,128
Current service costs	26	782	127	935
Interest expenses	77	415	56	548
Actuarial losses in other comprehensive loss	12	1,653	(22)	1,643
Actuarial gains in profit or loss	—	—	(87)	(87)
Benefits paid	(186)	(1,615)	(116)	(1,917)
Contributions	—	(120)	1,833	1,713
Exchange differences	—	9	—	9
At December 31, 2023	2,290	11,306	4,376	17,972
Current service costs	49	482	147	678
Interest expenses	64	380	62	506
Actuarial gains in other comprehensive loss	(46)	(18)	13	(51)
Actuarial gains in profit or loss	—	—	(91)	(91)
Benefits paid	(276)	(1,326)	(105)	(1,707)
Contributions	—	(65)	—	(65)
Exchange differences	—	(2)	—	(2)
At December 31, 2024	2,081	10,757	4,402	17,240

Schedule of breakdown of the defined-benefit obligations by type of benefit plan

	At December 31,
(Euro thousands)	2024	2023
Defined-benefit plan in Italy
- Italian leaving indemnities	2,081	2,290
Defined-benefit plans in Austria
- Severance payments	6,375	6,723
- Pensions liability	4,382	4,583
	10,757	11,306
Total defined-benefit obligations	12,838	13,596

Schedule of fair value of defined-benefit plans

	At December 31,
(Euro thousands)	2024	2023
Fair value of plan liabilities	11,894	12,660
Fair value of plan assets	(1,137)	(1,354)
Defined-benefit plans in Austria	10,757	11,306

Schedule of composition of the main plan assets on the reporting date

	At December 31,
(Euro thousands)	2024	2023
Equity investments	585	634
Real estates	273	377
Bonds	131	127
Alternative investments	100	109
Liquid funds	48	107
Total plan assets	1,137	1,354

Schedule of main actuarial assumptions used of defined-benefit plans

	At December 31, 2024		At December 31, 2023
	Defined-benefit	Defined-benefit	Defined-benefit	Defined-benefit
	plan in	plans in	plan in	plans in
	Italy (TFR)	Austria	Italy (TFR)	Austria
Average duration of plan (years)	7.8~17.53	7.40~11.00	8.10~17.83	7.90~9.80
Discount rate	2.57%~3.41%	3.25%~3.45%	2.96%~3.67%	3.44%~3.51%
Inflation rate	1.84%~2.21%	N.A.	1.59%~2.44%	N.A.
Salary increase rate	2.50%	1.70%~3.00%	2.50%	1.70%~8.00%